PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2021
Provisions [abstract]
SCHEDULE OF PROVISIONS

	Post-retirement	Rehabilitation
	benefits (1)	provision (2)	Total
	$	$	$

Year ended December 31, 2020
Opening balance	617	1,626	2,243
Termination payments	(113)	-	(113)
Change in estimate	233	-	233
Accretion for the period	40	61	101
Exchange differences	(125)	(131)	(256)
Closing Balance	652	1,556	2,208

Period ended June 30, 2021
Opening balance	652	1,556	2,208
Termination payments	(35)	-	(35)
Change in estimate	-	(78)	(78)
Accretion for the period	109	36	145
Exchange differences	6	11	17
Closing Balance	732	1,525	2,257

(1)	Post-retirement benefits: The Company provides post-retirement benefits supplements as well as leaving indemnities to employees at the Mexican operations. Under Mexican labour law, the Company provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Key financial assumptions used in the above estimate include an annual discount rate of 4.86% (December 31, 2020 – 4.86%), annual salary rate increase of 3.75% (December 31, 2020 – 3.75%) and minimum wage increase rate of 5.31% (December 31, 2020 – 5.31%) and the life of mine of approximately four years.

(2)	Rehabilitation provision: Key financial assumptions used in the above estimate include an annual discount rate of 5.94% (December 31, 2020 – 4.73%), Mexican inflation rate and the life of mine of approximately four years. The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $1,866 of which $889 relates to the Platosa mine and $977 relates to the Miguel Auza processing facility.